INTEREST INCOME, DERIVATIVES AND OTHER INVESTMENT GAINS (LOSSES) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Interest income	$ 8.5	$ 3.7
Gains (losses) on non-hedge derivatives and warrants	3.1	(8.0)
Gain on sale of royalties	0.0	45.9
Insurance recoveries	1.2	0.0
Gain on sale of investment of INV Metals	0.0	16.1
Fair value of deferred consideration from the sale of Sadiola	0.7	4.6
Other gains (losses)	0.5	(1.0)
Interest income, derivatives and other investment gains	$ 14.0	$ 61.3